Contingent Liabilities and Provisions - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Apr. 30, 2020
Restructuring provision [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Recognised Restructuring charge	$ 339
Restructuring provision		$ 311
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities		0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities		$ 1,200